Schedule of stock options activity (Details) - $ / shares	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance
Weighted average grant date fair value, beginning balance
Number of shares, granted	27,744	27,744	26,640	27,444
Weighted average grant date fair value, granted			$ 6.34	$ 69.19
Number of shares, exercised				(27,444)
Weighted average grant date fair value, exercised				$ 69.19
Number of shares, exercised				27,444
Number of shares outstanding, ending balance			26,640
Weighted average grant date fair value,ending balance			$ 6.34
Number of shares, vested and exercisable			1,332
Weighted average grant date fair value, vested and exercisable			$ 6.75
Number of shares, expected to vest			26,640
Weighted average grant date fair value, expected to vest			$ 6.34